Goodwill and Intangible Assets, Acquired Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Acquired Intangible Assets [Abstract]
Aggregate amortization expense	$ 35	$ 48
Core Deposits Intangibles [Member]
Acquired Intangible Assets [Abstract]
Gross Carrying Amount	738	738
Accumulated Amortization	$ 709	$ 674